	APPLIED FINANCE DIVIDEND FUND
Schedule of Investments		July 31, 2023 (unaudited)
94.90%	COMMON STOCKS	Shares	Fair Value

11.97%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc. . . . . . . . .	4,472	$ 755,410
	Hasbro, Inc. . . . . . . . . . . . . . .	10,454	674,910
	The Home Depot . . . . . . . . . . .	2,312	771,838
	Target Corp. . . . . . . . . . . . . . .	3,881	529,640
	Whirlpool Corp. . . . . . . . . . . . .	4,183	603,440
			3,335,238
4.55%	CONSUMER STAPLES
	Unilever, N.V. . . . . . . . . . . . . .	12,148	652,712
	Walgreens Boots Alliance, Inc. . . . . . .	20,511	614,715
			1,267,427
5.93%	ENERGY
	Chevron Corp. . . . . . . . . . . . . .	4,976	814,372
	Marathon Petroleum Corp. . . . . . . .	6,305	838,691
			1,653,063
20.44%	FINANCIALS
	Ameriprise Financial, Inc. . . . . . . . .	2,406	838,371
	Huntington Bancshares, Inc. . . . . . . .	53,311	652,527
	JPMorgan Chase & Co. . . . . . . . . .	4,667	737,199
	The PNC Financial Services Group, Inc. . .	4,842	662,821
	Prudential Financial, Inc. . . . . . . . .	7,685	741,526
	State Street Corp. . . . . . . . . . . .	9,297	673,475
	The Travelers Companies, Inc. . . . . . .	4,101	707,874
	Truist Financial Corp. . . . . . . . . . .	20,500	681,010
			5,694,803
15.59%	HEALTH CARE
	Abbott Laboratories . . . . . . . . . .	6,800	757,044
	Eli Lilly and Co. . . . . . . . . . . . .	1,682	764,553
	Johnson & Johnson . . . . . . . . . .	4,209	705,134
	Merck & Co., Inc. . . . . . . . . . . . .	6,719	716,581
	Novartis AG . . . . . . . . . . . . . .	7,690	806,681
	Pfizer, Inc. . . . . . . . . . . . . . . .	16,484	594,413
			4,344,406
10.90%	INDUSTRIAL
	Eaton Corp. PLC . . . . . . . . . . . .	4,146	851,257
	Norfolk Southern Corp. . . . . . . . . .	3,089	721,560
	PACCAR, Inc. . . . . . . . . . . . . .	9,442	813,239
	Rtx Corp. . . . . . . . . . . . . . . .	7,394	650,154
			3,036,210
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QUARTERLY REPORT

	APPLIED FINANCE DIVIDEND FUND
Schedule of Investments - continued		July 31, 2023 (unaudited)
10.09%	INFORMATION TECHNOLOGY	Shares	Fair Value

	Accenture PLC . . . . . . . . . . . . .	2,025	$640,609
	Cisco Systems, Inc. . . . . . . . . . . .	13,192	686,512
	Intel Corp. . . . . . . . . . . . . . . .	19,509	697,837
	Microsoft Corp. . . . . . . . . . . . .	2,338	785,381
			2,810,339
2.97%	MATERIALS		828,743
	LyondellBasell Industries NV . . . . . .	8,383
2.84%	REAL ESTATE		792,874
	Omega Healthcare Investors, Inc. . . . .	24,855
2.27%	TELECOMMUNICATIONS		631,673
	Verizon Communications, Inc. . . . . . .	18,535
7.35%	UTILITIES
	Public Services Enterprise Group, Inc. . .	11,615	733,139
	Sempra Energy . . . . . . . . . . . .	4,696	699,798
	UGI Corp. . . . . . . . . . . . . . . .	22,800	615,372
			2,048,309
94.90%	TOTAL COMMON STOCKS . . . . . . .		26,443,085
4.54%	EXCHANGE TRADED FUND
4.54%	LARGE CAP		1,264,820
	Applied Finance Valuation Large Cap ETF .	44,600
	TOTAL EXCHANGE TRADED FUND . . .		1,264,820
0.29%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 5.13%(A) . . . . . . .	80,384	80,384
99.73%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		27,788,289
0.27%	Assets net of liabilities . . . . . . . . . . . . . . . . .		74,234
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$27,862,523

(A) Effective 7 day yield as of July 31, 2023

2

QUARTERLY REPORT

APPLIED FINANCE DIVIDEND FUND

Schedule of Investments - continued	July 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted Prices	Observable	Unobservable	Total
Common Stocks . . . .		Inputs	Inputs
	$26,443,085	$—	$—	$26,443,085
ETF Funds . . . . . . .	$1,264,820			$1,264,820
Money Market . . . . .	$80,384			$80,384
Total Investments . . . .	$27,788,289	$—	$—	$27,788,289

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2023.

At July 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $28,140,416 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$2,858,376
Gross unrealized depreciation . . . .	(3,210,503)
Net unrealized appreciation . . . . .	$(352,127)

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QUARTERLY REPORT